Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions Arose from Discontinued Operations
b)	The Group had the following related party transactions for the years ended December 31, 2012, 2013 and 2014. These transactions arose from the discontinued operations.

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Provision of medical services:
Shaanxi Juntai	637	1,052	984	159

Loan to (repayment of a loan from):
New Chang’an	100,000	(6,590)	—	—

Interest income
New Chang’an	—	7,839	6,755	1,089

Purchase of medical supplies:
JYADK	5,249	805	484	78

Schedule of Related Party Balances Related to Discontinued Operations and Derecognized
c)	The balances between the Company and its related parties as of December 31, 2013 and 2014 are listed below. These balances relate to the discontinued operations and were derecognized on December 18, 2014 upon the disposal of CAH and WHT.

		As of December 31,
	Note	2013	2014	2014
		RMB	RMB	US$
Due from related parties, current:
New Chang’an		7,839	—	—
Shaanxi Juntai		2,426	—	—

		10,265	—	—

Loan to a noncontrolling shareholder, non-current
New Chang’an*		93,410	—	—

Due to related parties, current
JYADK		(1,717)	—	—
New Chang’an		(1,500)	—	—

		(3,217)	—	—

Due to related parties, non-current
Shaanxi Juntai		(19,301)	—	—
New Chang’an		(7,527)	—	—

		(26,828)	—	—

*	The repayment terms of the loan to New Chang’an are the same as the loan granted by a bank as at December 31, 2013 (note 16).